Note 11 - Net Loss Per Share Attributable to Common Stockholders	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Earnings Per Share [Text Block]
8.

Net Loss per Share Attributable to Common Stockholders

As described in Note
2,
Summary of Significant Accounting Policies, the Company computes basic and diluted loss per share using a methodology that gives effect to the impact of outstanding participating securities (the “two-class method”). As the three
and
nine
months ended
September 30, 2019
and
2018
resulted in net losses, there is
no
income allocation required under the
two
-class method or dilution attributed to weighted-average shares outstanding in the calculation of diluted loss per share.

The following Common Stock equivalents, presented on an as converted basis, were excluded from the calculation of net loss per share for the periods presented, due to their anti-dilutive effect:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Outstanding stock options	772,847	4,597,226	772,847	4,597,226
Outstanding ESPP shares	-	26,642	-	26,642
Convertible preferred stock	21,771,032	22,112,775	21,771,032	22,112,775
	22,543,879	26,736,643	22,543,879	26,736,643

11.	Net Loss per Share Attributable to Common Stockholders

As described in Note
2,
Summary of Significant Accounting Policies, the Company computes basic and diluted loss per share using a methodology that gives effect to the impact of outstanding participating securities (the “two-class method”). As the years ended
December 31, 2018,
2017
and
2016
resulted in net losses, there is
no
income allocation required under the
two
-class method or dilution attributed to weighted-average shares outstanding in the calculation of diluted loss per share. In
2017
the net loss applicable to Common Stock did
not
equal net loss due to the accretion of the beneficial conversion feature of Preferred Stock in the amount of
$6.7
million. The beneficial conversion feature was initially recorded as a discount on the Preferred Stock with a corresponding amount recorded to Additional Paid-in Capital. The discount on the preferred stock was then immediately written off as a deemed dividend as the Preferred Stock does not
have a stated redemption date and is immediately convertible at the option of the holder.

The following Common Stock equivalents, presented on an as converted basis, were excluded from the calculation of net loss per share for the periods presented, due to their anti-dilutive effect:

	Year Ended December 31,
	2018	2017	2016
Outstanding stock options	4,597,226	2,681,072	2,166,254
Convertible preferred stock	22,112,775	22,112,775	-
	26,710,001	24,793,847	2,166,254